Significant Accounting Policies - Schedule of Changes in Deferred Revenue (Details) (10-K) - USD ($)		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Accounting Policies [Abstract]
Beginning balance		$ 28,400
Cumulative effect of applying ASC 606 under the modified retrospective method	[1]
Deferral of revenue		35,000	75,000
Recognition of revenue		(47,983)	(46,600)
Ending balance		$ 15,417	$ 28,400

[1]	See Note (1) Summary of Significant Accounting Policies, section (s) to our Financial Statements for further information.